Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock - USD ($) $ in Thousands	Mar. 31, 2023	Feb. 28, 2021	Jan. 31, 2021	Nov. 30, 2013
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	203,504,244
Shares Issued and Outstanding	199,145,285			1,532,480
Carrying Value	$ 87,140
Aggregate Liquidation Preference	$ 131,207
Series E [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	36,861,678
Shares Issued and Outstanding	33,567,165
Carrying Value	$ 40,770
Aggregate Liquidation Preference	$ 45,371
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	49,342,160
Shares Issued and Outstanding	49,342,160	17,007,606	17,007,606
Carrying Value	$ 22,192
Aggregate Liquidation Preference	$ 29,831
Series C-1 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	38,659,789
Shares Issued and Outstanding	38,659,789
Carrying Value	$ 2,180
Aggregate Liquidation Preference	$ 18,000
Series C [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	27,079,195
Shares Issued and Outstanding	26,014,749
Carrying Value	$ 11,647
Aggregate Liquidation Preference	$ 13,442
Series B-4 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	30,739,072
Shares Issued and Outstanding	30,739,072
Carrying Value	$ 7,582
Aggregate Liquidation Preference	$ 11,199
Series B-3 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	6,627,558
Shares Issued and Outstanding	6,627,558
Carrying Value	$ 862
Aggregate Liquidation Preference	$ 2,620
Series B-2 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	746,602
Shares Issued and Outstanding	746,602
Carrying Value	$ 105
Aggregate Liquidation Preference	$ 340
Series B-1 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	7,985,151
Shares Issued and Outstanding	7,985,151
Carrying Value	$ 611
Aggregate Liquidation Preference	$ 2,918
Series A-4 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	2,447,023
Shares Issued and Outstanding	2,447,023
Carrying Value	$ 661
Aggregate Liquidation Preference	$ 4,182
Series A-3 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	1,998,177
Shares Issued and Outstanding	1,998,177
Carrying Value	$ 260
Aggregate Liquidation Preference	$ 1,604
Series A-2 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	639,773
Shares Issued and Outstanding	639,773
Carrying Value	$ 160
Aggregate Liquidation Preference	$ 1,021
Series A-1 [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Shares Authorized	378,066
Shares Issued and Outstanding	378,066
Carrying Value	$ 110
Aggregate Liquidation Preference	$ 679